SHAREHOLDERS' DEFICIENCY - Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended						12 Months Ended
	Jul. 15, 2021 USD ($) shares	Nov. 30, 2020 shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2019 shares	Jul. 31, 2019 $ / shares shares	Sep. 30, 2018 shares	Apr. 30, 2016 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares
SHAREHOLDERS' DEFICIENCY
Number of warrants issued						3,614,960	67,897	3,880,777		6,789,694
Number of shares issued	9,053		556,548	5,316,493		7,229,885
Warrants exercised on cash basis (in shares)										1,412,520
Warrants exercised on cashless basis		67,897								5,377,174
Warrant exercise consideration | $	$ 0		$ 30						$ 30	$ 1,560
Warrants exercise on cashless basis to ordinary shares ratio										0.73
Exercise price of warrants (in dollar per share) | $ / shares								$ 3.87
Warrant term							7 years
Warrant exercised	9,053	90,529	879,609
HekaBio K.K. [Member]
SHAREHOLDERS' DEFICIENCY
Number of warrants issued					651,067
Number of shares issued					1,302,132
Exercise price of warrants (in dollar per share) | $ / shares					$ 5.04
Warrant term					4 years